Financial instruments and risk management - Summary of impact of hedging instrument on statement of financial position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Change in fair value in the period	$ 22	$ (92)	$ (54)
(Gains)/losses reclassified from reserves to income statement	(2,805)	3,439	$ (655)
Aluminium Forward Contracts Embedded In Electricity Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Nominal value of hedged item	698	890
Carrying amount	(216)	(113)
Change in fair value in the period	(135)	42
Embedded derivatives in other financial liabilities	218	154
Highly probable forecast aluminium sales
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	(159)	(39)
Change in fair value in the period	406	(26)
Highly probable forecast aluminium sales | Cash flow hedge reserve
Disclosure of detailed information about financial instruments [line items]
Total hedging gains/(losses) recognised in reserves	(135)	42
Hedge ineffectiveness in the period gains	0	0
(Gains)/losses reclassified from reserves to income statement	20	5
Power purchase agreements
Disclosure of detailed information about financial instruments [line items]
Nominal value of hedged item	4,443	4,432
Carrying amount	(2)	(41)
Change in fair value in the period	39	(41)
Highly probable future energy purchases
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	(2)	(7)
Change in fair value in the period	5	(7)
Highly probable future energy purchases | Cash flow hedge reserve
Disclosure of detailed information about financial instruments [line items]
Total hedging gains/(losses) recognised in reserves	139	(7)
Hedge ineffectiveness in the period gains	93	36
(Gains)/losses reclassified from reserves to income statement	$ (133)	$ 0